Fair Value Measurements	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 10—Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	$13,625,000	$—	$—
Derivative warrant liabilities—Private Warrants	$—	$—	$7,729,400
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in November 2020, when the Public Warrants were separately listed and traded.
The fair value of the Public Warrants issued in connection with the Public Offering were initially measured at fair value using a Monte Carlo simulation model and the fair value of the Private Placement Warrants have been estimated using the Black-Scholes-Merton model at inception and each subsequent measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since November 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $2.0 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and modified Black_Scholes_Merton models are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, dividend yield and probability of a successful acquisition. The Company estimates the volatility of its ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.42 - $9.64	$9.42 - $9.64	$10.08
Volatility	10.00%	10.00%	10.00%
Expected life of the options to convert	6.0	6.0	5.9
Risk-free rate	0.37%	0.37%	0.48%
Dividend yield	0.0%	0.0%	0.0%
Probability of merger	100.0%	100.0%	100.0%

The change in the level 3 fair value of the derivative warrant liabilities for the period from July 22, 2020 (inception) through December 31, 2020 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at July 3, 2020 (inception)	$—	$—	$—
Issuance of Warrants	12,500,000	7,000,000	19,500,000
Change in fair value of derivative warrant liabilities	1,125,000	729,400	1,854,400
Transfer of Public Warrants to level 1	(13,625,000)	—	(13,625,000)

Derivative warrant liabilities at December 31, 2020	$—	$7,729,400	$7,729,400

Note 9- Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$250,011,922	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$12,250,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$5,734,360

December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$13,625,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$7,729,400
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers from a Level 3 measurement to a Level 1 fair value measurement for the six months ended June 30, 2021.
Level 1 assets include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of warrants issued in connection with the Initial Public Offering were initially measured at fair value using a Monte Carlo simulation model and have subsequently been measured based on the listed market price of such warrants, a Level 1 measurement, since March 2021. The fair value of the Private Placement warrants have been estimated using a modified Black-Scholes-Merton (“BSM”) model at inception and subsequently at each measurement date, considering certain vesting conditions imposed by the Sponsor Letter Agreement on the Private Placement Warrants held by the Sponsor and executive officers and directors of the Company. For the three months ended June 30, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $7.6 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statement of operations. For the six months ended June 30, 2021, the Company recognized income in the statement of operations resulting from a decrease in the fair value of liabilities of $1.9 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and modified BSM models are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, dividend yield and probability of a successful acquisition. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2021	As of December 31 2020
Stock price	$9.90	$10.08
Volatility	21.5%	10.0%
Expected life of the options to convert	4.75-5.25	5.9
Risk-free rate	0.91%	0.48%
Dividend yield	—	—
The Sponsor Letter Agreement imposes certain vesting conditions on the Private Placement Warrants held by the Sponsor and executive officers and directors of the Company (the “Private Placement Warrant Holders”). These vesting conditions were considered in the estimated fair value of the Private Placement Warrants as of June 30, 2021.
If the Proposed Business Combination closes, the Private Placement Warrant Holders agreed to forfeit 583,333 Private Placement Warrants and agreed that up to another 583,333 Private Placement Warrants would be subject to potential forfeiture within 54 months of closing the proposed business combination if certain price targets for the combined company’s common stock, ranging from $12.50 to $15.00 per common share, are not met. The Company estimated the probability of the stock price reaching $12.50 and $15.00 over the life of the
54-month
period following the proposed business combination and applied that probability of vesting to the value of each vesting tranche calculated by the BSM model to arrive at the aggregate value for each tranche of the vesting warrants.
The change in the fair value of the Level 3 derivative warrant liabilities for the six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$7,729,400
Change in fair value of derivative warrant liabilities	(1,995,040)

Derivative warrant liabilities at June 30, 2021	$5,734,360